Lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Beginning Balance	$ 9,866	$ 2,035
Acquisition of Tintic	325
Additions	1,328	13,576
Repayments of liabilities	(6,945)	(5,745)
Lease modifications and extinguishment	(2,418)
Currency translation adjustments	14
Balance - End of period	2,170	9,866
Current liabilities	1,208	8,104
Non-current liabilities	962	1,762
Lease liabilities	$ 2,170	$ 9,866